Risks and Concentration	12 Months Ended
Dec. 31, 2020
Risks and Concentration
Risks and Concentration

3    Risks and Concentration

a    Concentration of credit risk

Financial instruments that potentially subject the Group to concentration of credit risk consist primarily of cash and cash equivalents and time deposits. The Group limits its exposure to credit loss by depositing its cash and cash equivalents and time deposits with financial institutions in the PRC, Hong Kong, Philippines and the United States, which are among the largest and most reputable banks with high ratings from internationally-recognized rating agencies, which management believes are of high credit quality. The Group periodically reviews these institutions’ reputations, track records and reported reserves.

As of December 31, 2019 and 2020, the Group had RMB51,077 and RMB76,941 in cash and cash equivalents with a large bank in Hong Kong, respectively. Hong Kong has an official Deposit Protection Scheme (DPS), similar to the Federal Deposit Insurance Corporation (FDIC) in the United States. Deposits in the licensed banks are protected by DPS, up to a limit of HKD500,000. In addition, the Group believes that the risk of failure of the Hong Kong bank is remote.

As of December 31, 2019 and 2020, the Group had RMB205,854 and RMB165,936 in cash and cash equivalents, RMB213,509 and RMB846,408 time deposits with large domestic banks in China, respectively. In May 2015, a new Deposit Insurance System (DIS) managed by the People’s Bank of China (''PBOC'') was implemented by the Chinese government. Deposits in the licensed banks are protected by DIS, up to a limit of RMB500,000. In addition, the Group believes that the risk of failure of the banks in China is remote.

Short-term investments include investments in financial instruments with a variable interest rate indexed to performance of underlying assets and investments that the Group has positive intent and ability to hold to maturity, all of which are with an original maturity of less than 12 months. Any negative events or deterioration in financial well-being with respect to the counterparties of the above investments and the underlying collateral may cause a material loss to the Group and have a material effect on the Group’s financial condition and results of operations.

b    Major customers and supplying channels

There were no customers whose revenues individually represent greater than 10% of the total revenues of the Group for the years ended December 31, 2018, 2019 and 2020.

Also there were no distribution channels that individually represent greater than 10% of the total revenues of the Group for the years ended December 31, 2018, 2019 and 2020.

c    Concentration of foreign currency risks

For the years ended December 31, 2019 and 2020, the majority of the Group’s revenues derived were in RMB. As of December 31, 2019 and 2020, the Group’s cash and cash equivalents, time deposits and short-term investments balances denominated in RMB were RMB693,328 and RMB1,352,909, accounting for 65.8% and 78.3% of the Group’s total cash and cash equivalents, time deposits and short-term investments balance. As of December 31, 2019 and 2020, the Group’s liabilities balances denominated in RMB were RMB2,361,355 and RMB3,003,951, accounting for 96.4% and 97.6% of its total liabilities balance, respectively.

RMB is not freely convertible into foreign currencies. The value of the RMB is affected by changes in central government policies and international economic and political developments. In PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by PBOC. Remittances in currencies other than RMB by companies in China must be processed through PBOC or other PRC foreign exchange regulatory bodies and requires certain supporting documentation in order to affect the remittance.

3    Risks and Concentration (Continued)

d    Foreign currency exchange rate risks

All of the Group’s revenues are denominated in Renminbi, and a significant portion of the costs are incurred in U.S. dollars and Philippine Pesos, including service fee payments to nearly all of the teachers. The Philippines continues to experience inflation, currency declines and shortages of foreign exchange. The value of RMB against the U.S. dollar may fluctuate significantly and unpredictably. The fluctuations of the RMB against the US$ was approximately 5.7% appreciation, 1.4% appreciation and 6.5% depreciation in 2018, 2019 and 2020, respectively. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the US$ in the future. The Group is exposed to the risk of cost increases due to inflation in the Philippines and the depreciation of Renminbi. As the Group currently engages a third-party vendor to handle the payment of the service fees of the independently contracted teachers in the Philippines and in North America, and the Group settles the balance with them in Hong Kong dollars, the Group is also exposed to the risk of an increase in the value of the Hong Kong dollar relative to Renminbi. The Group does not currently engage in any transactions as a hedge against risk of loss due to foreign currency fluctuations.